Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share, Basic and Diluted
The following table presents the computation of basic and diluted net loss per share attributable to common shareholders for the three and six months ended June 30, 2026 and 2025:

	Three months ended June 30,		Six months ended June 30,
	2026	2025 (1)	2026	2025 (1)
Numerator:
Net loss attributable to common shareholders, basic and diluted	$(42,051)	$(15,140)	$(62,655)	$(27,345)
Denominator:
Weighted average common shares outstanding	299,964,510	55,786,865	186,551,397	55,718,926
Net loss per share attributable to common shareholders, basic and diluted	$(0.14)	$(0.27)	$(0.34)	$(0.49)
(1) Net loss per share has been recast to reflect the exchange of the Company's convertible preferred shares and common shares and the equivalent number of shares reflecting the Exchange Ratio established in the Reverse Recapitalization. Refer to Note 3 for additional information.
Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share
Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would be anti-dilutive were as follows :

	As of June 30,
	2026	2025 (1)
Warrants as exercisable to common shares	157,960	677,934
Stock options issued and outstanding	46,966,503	42,936,552
Preferred shares as convertible to common shares	—	199,930,069
Total	47,124,463	243,544,555
(1) Shares have been recast to reflect the Exchange Ratio established in the Reverse Recapitalization. Refer to Note 3 for additional information.